RECLAMATION AND CLOSURE COST PROVISIONS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 390.1	$ 225.4
Security for reclamation	$ 128.9	$ 90.3
Bottom of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.00%
Future cash flow discount rate	2.20%	3.00%
Top of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	3.10%	4.10%
Future cash flow discount rate	9.40%	10.60%